Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Furniture, fixtures and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the remaining lease terms and the estimated 3 years
Computer trading and clearing system [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years